UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        Aug 11, 2010
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 95

Form 13F Information Table Value Total: $338,479 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
A D C Telecommunications     NOTE	000886AE1  1,640    2,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Alcon Inc		     COM SHS	H01301102  7,410    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Alliancebernstein Holding LP UNIT 	01881G106  10,398   402,408    SH	SOLE  01 02 03 04 05 06 07  SOLE
American Capital Agency Corp COM	02503X105  9,461    358,117    SH	SOLE  01 02 03 04 05 06 07  SOLE
Arcelormittal SA Luxembourg  NOTE	03938LAK0  117 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Arena Resources Inc	     COM	040049108  3,988    125,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM SER A	043632108  5,956    235,781    SH	SOLE  01 02 03 04 05 06 07  SOLE
Banco Santander SA	     ADR	05964H105  2,590    246,700    SH	SOLE  01 02 03 04 05 06 07  SOLE
CBS Corp New	             CL B	124857202  21,226   1,641,600  SH	SOLE  01 02 03 04 05 06 07  SOLE
Ciena Corp	             NOTE	171779AE1  626 	    1,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Coca Cola Enterprises Inc    COM	191219104  3,879    150,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Cybersource Corp	     COM	23251J106  3,191    125,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Dillards Inc	             CL A	254067101  11,180   520,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Dollar Finl Corp	     NOTE	256664AB9  44 	    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
EV3 Inc			     COM	26928A200  6,730    300,325    SH	SOLE  01 02 03 04 05 06 07  SOLE
Fidelity Natl Information SV COM	31620M106  5,364    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Hartford Finl Svcs Group Inc CONV PFD	416515708  6,803    294,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Interactive Data Corp	     COM	45840J107  4,907    147,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Liberty Acquisitions Hldgs   COM	53015Y107  14,865   1,500,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Mariner Energy Inc	     COM	56845T305  3,759    175,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Market Vectors ETF Tr	     ETF	57060U100  14,289   275,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Market Vectors ETF Tr	     ETF	57060U589  3,086    113,200    SH	SOLE  01 02 03 04 05 06 07  SOLE
Micron Technology Inc	     NOTE	595112AJ2  180 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Millipore Corp		     COM	601073109  7,039    66,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Mylan Inc		     PFD CONV	628530206  3,246    3,078      SH	SOLE  01 02 03 04 05 06 07  SOLE
National Bk Greece S A	ADR  PRF SER A	633643507  2 	    1,000      SH	SOLE  01 02 03 04 05 06 07  SOLE
National Bk of Greece S A    SPONS ADR	633643408  10,054   746,980    SH	SOLE  01 02 03 04 05 06 07  SOLE
North Amern Palladium Ltd    COM	656912102  315 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Novell Inc		     COM	670006105  4,260    750,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Phase Forward Inc	     COM	71721R406  3,336    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Provident Energy TR	     TR UNIT	74386K104  8,575    1,250,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Psychiatric Solutions Inc    COM	74439H108  7,440    227,397    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     COM	80004C101  2,103    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Smith Intl Inc		     COM	832110100  6,777    180,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sonde Res Corp		     COM	835426107  1,054    340,323    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sonicwall Inc	             COM	835470105  713 	    60,700     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sprint Nextel Corp	     COM SER 1	852061100  13,062   3,080,601  SH	SOLE  01 02 03 04 05 06 07  SOLE
Sybase Inc	             COM	871130100  18,564   287,100    SH	SOLE  01 02 03 04 05 06 07  SOLE
Teradyne Inc		     NOTE	880770AE2  381 	    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Terra Nova Rty Corp	     COM	88102D103  791 	    95,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
USEC Inc 3.00%		     NOTE	90333EAC2  725 	    1,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Wellcare Health Plans Inc    COM	94946T106  4 	    171        SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co New	     Perp Pfd	949746804  14,010   15,048     SH	SOLE  01 02 03 04 05 06 07  SOLE
Whiting Pete Corp New	     Pfd Conv	966387201  581 	    3,000      SH	SOLE  01 02 03 04 05 06 07  SOLE
Windstream Corp		     COM	97381W104  3,158    299,094    SH	SOLE  01 02 03 04 05 06 07  SOLE

Advanced Micro Devices Inc   NOTE	007903AL1  763 	    800,000    SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd SHS	G05384105  2,651    107,150    SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd PFD	G05384113  915 	    18,000     SH	SOLE  02 03 04 05 06 07     SOLE
Banco Santander SA	     ADR	05964H105  1,167    111,100    SH	SOLE  02 03 04 05 06 07     SOLE
Bank Montreal Que	     COM	063671101  1,005    18,500     SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corporation  COM	060505104  835 	    58,120     SH	SOLE  02 03 04 05 06 07     SOLE
BCE Inc			     COM NEW	05534B760  129 	    4,400      SH	SOLE  02 03 04 05 06 07     SOLE
Beazer Homes USA Inc	     NT SUB	07556Q402  2,103    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
Biovail Corp		     COM	09067J109  1,716    88,900     SH	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	     COM	110122108  1,444    57,900     SH	SOLE  02 03 04 05 06 07     SOLE
CDN Imperial Bk of Commerce  COM	063671101  871	    14,000     SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		     SUB VT SHS	15101Q108  1,299    160,450    SH	SOLE  02 03 04 05 06 07     SOLE
Ciena Corp		     NOTE	171779AE1  626	    1,000,000  SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     COM	172967101  1,411    375,145    SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     UNIT	172967416  2,147    19,000     SH	SOLE  02 03 04 05 06 07     SOLE
Disney Walt Co		     COM DISNEY	254687106  2,659    84,400     SH	SOLE  02 03 04 05 06 07     SOLE
Firstservice Corp	     SDCV 	33761NAA7  521	    500,000    SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  619 	    42,900     SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM CL A	37247D106  3,291    251,800    SH	SOLE  02 03 04 05 06 07     SOLE
Hartford Finl Svcs Group Inc CONV PFD	416515708  463	    20,000     SH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand PLC	     SHS	G47791101  4,018    116,500    SH	SOLE  02 03 04 05 06 07     SOLE
Ishares Silver Trust	     ISHARES	46428Q109  546	    30,000     SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan Chase & Co	     COM	46625H100  718 	    19,600     SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  844 	    109,700    SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     PFD	493267405  286	    3,000      SH	SOLE  02 03 04 05 06 07     SOLE
Level 3 Communications Inc   NOTE	52729NBF6  24	    25,000     SH	SOLE  02 03 04 05 06 07     SOLE
Lifetime Brands Inc	     NOTE	53222QAB9  2,813    2,900,000  SH	SOLE  02 03 04 05 06 07     SOLE
Lilly Eli Co		     COM	532457108  469	    14,000     SH	SOLE  02 03 04 05 06 07     SOLE
Manulife Finl Corp	     COM	56501R106  218	    15,000     SH	SOLE  02 03 04 05 06 07     SOLE
Marshall & Ilsley Corp New   COM	571837103  822 	    114,500    SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  8,280    391,300    SH	SOLE  02 03 04 05 06 07     SOLE
Merck & Co Inc New	     COM	58933Y105  2,017    57,670     SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings Ltd   SHS	G62185106  7,374    493,900    SH	SOLE  02 03 04 05 06 07     SOLE
National Bk Greece S A 	     ADR PRF	633643507  404	    30,000     SH	SOLE  02 03 04 05 06 07     SOLE
Old Rep Intl Corp	     COM	680223104  1,468    121,000    SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		     COM	G6852T105  8,431    120,200    SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  5,055    354,500    SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter Hldgs   COM	G7127P100  8,797    242,400    SH	SOLE  02 03 04 05 06 07     SOLE
Plum Creek Timber Co Inc     COM	729251108  1,678    48,600     SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc			     COM	746927102  2,080    361,800    SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp New   COM	7591EP100  1,083    164,600    SH	SOLE  02 03 04 05 06 07     SOLE
Sonde Res Corp		     COM	835426107  299	    96,476     SH	SOLE  02 03 04 05 06 07     SOLE
Sun Life Finl Inc	     COM	866796105  603	    22,900     SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	     COM	867914103  962 	    41,300     SH	SOLE  02 03 04 05 06 07     SOLE
Synovus Finl Corp	     UNIT	87161C204  495	    20,000     SH	SOLE  02 03 04 05 06 07     SOLE
Validus Holdings Ltd	     COM SHS	G9319H102  83	    3,400      SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	     COM	949746101  459 	    17,919     SH	SOLE  02 03 04 05 06 07     SOLE
Weyerhaeuser Co		     COM	962166104  248	    7,050      SH	SOLE  02 03 04 05 06 07     SOLE
XL Group PLC		     COM	G98290102  1,891    118,100    SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  1,500    69,533     SH	SOLE  02 03 04 05 06 07     SOLE

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